Taxes (Details) - Schedule of Loss before Income Taxes was Attributable to Geographic Locations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes (Details) - Schedule of Loss before Income Taxes was Attributable to Geographic Locations [Line Items]
LOSS BEFORE INCOME TAXES	$ (32,920,950)	$ (22,315,432)	$ (8,950,913)
PRC [Member]
Taxes (Details) - Schedule of Loss before Income Taxes was Attributable to Geographic Locations [Line Items]
LOSS BEFORE INCOME TAXES	(26,296,232)	(16,323,667)	(6,034,466)
Others [Member]
Taxes (Details) - Schedule of Loss before Income Taxes was Attributable to Geographic Locations [Line Items]
LOSS BEFORE INCOME TAXES	$ (6,624,718)	$ (5,991,765)	$ (2,916,447)